Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - International - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 1,768	SFr 1,897	SFr 3,022
ABO	1,758	1,880
Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	127	809
ABO	120	797
Fair value of plan assets	5	669
Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	127	146
ABO	120	135
Fair value of plan assets	5	6
Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	94	107	SFr 140
ABO	SFr 94	SFr 107